Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	239,644	$61,681,969	5.71%
The Boeing Company*	220,560	46,213,937	4.28
		107,895,906	9.99
Application Software
Synopsys, Inc.*	64,479	33,057,094	3.06

Broadline Retail
Amazon.com, Inc.*	322,395	70,730,239	6.55

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	42,713,931	3.95

Heavy Electrical Equipment
GE Vernova, Inc.	91,633	48,487,602	4.49

Hotels, Resorts & Cruise Lines
Booking Holdings, Inc.	5,551	32,136,071	2.97

Interactive Media & Services
Meta Platforms, Inc. - Cl. A	135,618	100,098,290	9.27

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	26,873	19,019,366	1.76

Managed Health Care
UnitedHealth Group, Inc.	93,391	29,135,190	2.70

Movies & Entertainment
Netflix, Inc.*	47,108	63,083,736	5.84
The Walt Disney Company	265,803	32,962,230	3.05
TKO Group Holdings, Inc.	211,727	38,523,728	3.57
		134,569,694	12.46
Property & Casualty Insurance
The Progressive Corp.	129,889	34,662,178	3.21

Restaurants
Chipotle Mexican Grill, Inc.*	628,318	35,280,056	3.27

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	41,861	33,546,987	3.11

	Number of Shares	Value	Percent of Net Assets
Semiconductors
NVIDIA Corp.	516,887	$81,662,977	7.56%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	225,916	51,167,715	4.74
		132,830,692	12.30
Specialty Chemicals
The Sherwin-Williams Company	67,717	23,251,309	2.15

Systems Software
Microsoft Corp.	199,254	99,110,932	9.18
ServiceNow, Inc.*	34,944	35,925,228	3.32
		135,036,160	12.50
Technology Hardware, Storage & Peripherals
Apple, Inc.	153,651	31,524,576	2.92

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	104,908	37,247,585	3.45

TOTAL COMMON STOCKS
(Cost $480,712,366)		1,081,222,926	100.11

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.20%#	3,361,786	3,361,786	0.31

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,361,786)		3,361,786	0.31

TOTAL INVESTMENTS
(Cost $484,074,152)		1,084,584,712	100.42

Liabilities, Less Cash and Other Assets		(4,546,459)	(0.42)

NET ASSETS		$1,080,038,253	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2025.

See Notes to Schedules of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	50,151	$12,908,366	3.02%
HEICO Corp.	50,781	16,656,168	3.90
The Boeing Company*	38,197	8,003,417	1.87
		37,567,951	8.79
Application Software
AppLovin Corp. - Cl. A*	6,246	2,186,600	0.51
Constellation Software, Inc.	1,675	6,141,810	1.44
SAP S.E. Spon. ADR	50,944	15,492,070	3.63
Synopsys, Inc.*	11,591	5,942,474	1.39
		29,762,954	6.97
Broadline Retail
Amazon.com, Inc.*	115,012	25,232,483	5.91

Consumer Finance
American Express Company	7,652	2,440,835	0.57

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	17,680,329	4.14

Diversified Support Services
Cintas Corp.	13,684	3,049,753	0.71

Financial Exchanges & Data
Moody’s Corp.	38,622	19,372,409	4.53

Heavy Electrical Equipment
GE Vernova, Inc.	13,414	7,098,018	1.66

Interactive Media & Services
Alphabet, Inc. - Cl. A	68,158	12,011,484	2.81
Meta Platforms, Inc. - Cl. A	39,920	29,464,553	6.90
		41,476,037	9.71
Investment Banking & Brokerage
Robinhood Markets, Inc. - Cl. A*	143,019	13,390,869	3.13

Managed Health Care
UnitedHealth Group, Inc.	6,791	2,118,588	0.50

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Netflix, Inc.*	19,487	$26,095,626	6.11%
Spotify Technology S.A.*	19,948	15,306,899	3.59
The Walt Disney Company	112,328	13,929,795	3.26
TKO Group Holdings, Inc.	24,242	4,410,832	1.03
		59,743,152	13.99
Passenger Ground Transportation
Uber Technologies, Inc.*	99,630	9,295,479	2.18

Property & Casualty Insurance
The Progressive Corp.	15,309	4,085,360	0.96

Restaurants
Chipotle Mexican Grill, Inc.*	113,842	6,392,228	1.50

Semiconductors
Broadcom, Inc.	55,617	15,330,826	3.59
NVIDIA Corp.	184,543	29,155,948	6.83
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	42,073	9,529,114	2.23
		54,015,888	12.65
Specialty Chemicals
The Sherwin-Williams Company	40,768	13,998,101	3.28

Systems Software
Microsoft Corp.	56,959	28,331,976	6.63
ServiceNow, Inc.*	11,831	12,163,215	2.85
		40,495,191	9.48
Technology Hardware, Storage & Peripherals
Apple, Inc.	78,566	16,119,386	3.77

Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	31,777	17,856,767	4.18
Visa, Inc. - Cl. A	16,751	5,947,443	1.39
		23,804,210	5.57
TOTAL COMMON STOCKS (Cost $205,348,092)		427,139,221	100.00

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.20%#	2,655,577	$2,655,577	0.62%

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,655,577)		2,655,577	0.62

TOTAL INVESTMENTS
(Cost $208,003,669)		429,794,798	100.62

Liabilities, Less Cash and Other Assets		(2,656,516)	(0.62)

NET ASSETS		$427,138,282	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2025.

See Notes to Schedules of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
AAR CORP.*	69,793	$4,801,061	0.96%
HEICO Corp.	48,506	15,909,968	3.17
Rheinmetall A.G.	4,498	9,521,264	1.90
Rolls-Royce Holdings PLC	1,326,176	17,613,949	3.51
		47,846,242	9.54
Application Software
AppLovin Corp. - Cl. A*	35,274	12,348,722	2.46
Constellation Software, Inc.	5,185	19,012,111	3.79
Palantir Technologies, Inc. - Cl. A*	164,764	22,460,629	4.48
Synopsys, Inc.*	32,816	16,824,107	3.36
Tyler Technologies, Inc.*	6,516	3,862,945	0.77
		74,508,514	14.86
Automotive Retail
O’Reilly Automotive, Inc.*	136,140	12,270,298	2.45

Diversified Support Services
Cintas Corp.	79,932	17,814,445	3.55

Electrical Components & Equipment
AMETEK, Inc.	48,635	8,800,990	1.76

Electronic Components
Amphenol Corp. - Cl. A	159,678	15,768,202	3.15

Environmental & Facilities Services
Waste Connections, Inc.	4,091	763,871	0.15

Financial Exchanges & Data
MSCI, Inc.	10,594	6,109,984	1.22

Food Retail
Maplebear, Inc., DBA Instacart*	211,226	9,555,864	1.91
Sprouts Farmers Market, Inc.*	86,138	14,181,761	2.83
		23,737,625	4.74
Heavy Electrical Equipment
GE Vernova, Inc.	48,396	25,608,743	5.11
Siemens Energy A.G.*	194,025	22,411,797	4.47
		48,020,540	9.58

	Number of Shares	Value	Percent of Net Assets
Insurance Brokers
Arthur J. Gallagher & Company	21,347	$6,833,602	1.36%

Interactive Home Entertainment
Roblox Corp. - Cl. A*	188,150	19,793,380	3.95
Take-Two Interactive Software, Inc.*	29,582	7,183,989	1.43
		26,977,369	5.38
Investment Banking & Brokerage
Robinhood Markets, Inc. - Cl. A*	195,754	18,328,447	3.66

Leisure Products
Acushnet Holdings Corp.	100,319	7,305,230	1.46

Movies & Entertainment
Spotify Technology S.A.*	33,055	25,364,424	5.06
TKO Group Holdings, Inc.	99,947	18,185,356	3.63
		43,549,780	8.69
Real Estate Services
CBRE Group, Inc. - Cl. A*	103,825	14,547,959	2.90

Restaurants
Chipotle Mexican Grill, Inc.*	329,100	18,478,965	3.69
Yum! Brands, Inc.	47,756	7,076,484	1.41
		25,555,449	5.10
Semiconductor Materials & Equipment
KLA Corp.	21,400	19,168,836	3.82

Semiconductors
Marvell Technology, Inc.	267,906	20,735,924	4.14

Soft Drinks & Non-alcoholic Beverages
Celsius Holdings, Inc.*	160,078	7,426,018	1.48
Coca-Cola Europacific Partners PLC	119,262	11,057,973	2.21
		18,483,991	3.69
Systems Software
CrowdStrike Holdings, Inc. - Cl. A*	33,391	17,006,370	3.39

Trading Companies & Distributors
United Rentals, Inc.	9,690	7,300,446	1.46
Watsco, Inc.	14,415	6,365,952	1.27
		13,666,398	2.73
TOTAL COMMON STOCKS
(Cost $271,598,410)		487,800,066	97.32

	Number of Shares/Warrants	Value	Percent of Net Assets
WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	5,185	$0	0.00%

TOTAL WARRANTS
(Cost $0)		0	0.00

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.20%#	13,797,205	13,797,205	2.75

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,797,205)		13,797,205	2.75

TOTAL INVESTMENTS
(Cost $285,395,615)		501,597,271	100.07

Liabilities, Less Cash and Other Assets		(333,850)	(0.07)

NET ASSETS		$501,263,421	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of June 30, 2025.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$487,800,066	$-	$-		$487,800,066
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	13,797,205	-	-		13,797,205
	$501,597,271	$-	$-		$501,597,271

**	Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.

@	Security valued at fair value using significant unobservable inputs as determined in good faith by Marsico Capital Management, LLC (the “Adviser”), as the Fund’s Board of Trustees’ valuation designee. As of June 30, 2025, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^	As of June 30, 2025, certain information for the security, such as the strike price, is pending announcement by the issuer.

#	Rate shown is the 7-day yield as of June 30, 2025.

See Notes to Schedules of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$19,775,982	3.94%
Germany	31,933,061	6.37
Sweden	25,364,424	5.06
United Kingdom	28,671,922	5.71
United States(1)	395,851,882	78.92
	$501,597,271	100.00%

(1) Includes short-term securities.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	12,544	$2,619,231	2.29%
General Electric Co. DBA GE Aerospace	12,135	3,123,428	2.73
Rheinmetall A.G.	1,228	2,599,402	2.27
Rolls-Royce Holdings PLC	645,946	8,579,299	7.50
Safran S.A.	8,140	2,645,472	2.31
The Boeing Company*	13,969	2,926,925	2.56
		22,493,757	19.66
Apparel, Accessories & Luxury Goods
Hermes International	907	2,456,254	2.15

Application Software
Constellation Software, Inc.	1,013	3,714,420	3.24
SAP S.E.	26,256	7,984,134	6.98
		11,698,554	10.22
Automobile Manufacturers
Ferrari N.V.	5,917	2,903,709	2.54

Broadline Retail
Amazon.com, Inc.*	21,729	4,767,125	4.17

Consumer Electronics
Sony Group Corp. Spon. ADR	96,305	2,506,819	2.19

Heavy Electrical Equipment
GE Vernova, Inc.	7,085	3,749,028	3.28
Siemens Energy A.G.*	41,795	4,827,734	4.22
Siemens Energy A.G. ADR*	3,029	350,940	0.30
		8,927,702	7.80
Integrated Telecommunication Services
Deutsche Telekom A.G.	65,159	2,377,074	2.08

Interactive Home Entertainment
Nintendo Co., Ltd.	50,000	4,819,277	4.21

Interactive Media & Services
Meta Platforms, Inc. - Cl. A	4,344	3,206,263	2.80
Tencent Holdings Ltd. ADR	35,978	2,320,581	2.03
		5,526,844	4.83

	Number of Shares/Warrants	Value	Percent of Net Assets
Managed Health Care
UnitedHealth Group, Inc.	9,346	$2,915,672	2.55%

Movies & Entertainment
Netflix, Inc.*	2,374	3,179,095	2.78
Spotify Technology S.A.*	7,345	5,636,112	4.92
		8,815,207	7.70
Restaurants
Chipotle Mexican Grill, Inc.*	19,400	1,089,310	0.95

Semiconductor Materials & Equipment
ASML Holding N.V.	5,343	4,264,672	3.73

Semiconductors
ARM Holdings PLC ADR*	14,919	2,412,999	2.11
NVIDIA Corp.	33,722	5,327,739	4.66
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	22,890	5,184,356	4.53
		12,925,094	11.30
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	44,575	4,132,994	3.61
Coca-Cola HBC A.G.	29,131	1,521,092	1.33
		5,654,086	4.94
Systems Software
Microsoft Corp.	10,134	5,040,753	4.41

TOTAL COMMON STOCKS
(Cost $72,435,979)		109,181,909	95.43

WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	306	0	0.00

TOTAL WARRANTS
(Cost $0)		0	0.00

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.20%#	4,902,410	$4,902,410	4.29%

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,902,410)		4,902,410	4.29

TOTAL INVESTMENTS
(Cost $77,338,389)		114,084,319	99.72

Cash and Other Assets, Less Liabilities		324,831	0.28

NET ASSETS		$114,409,150	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of June 30, 2025.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$109,181,909	$-	$-		$109,181,909
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	4,902,410	-	-		4,902,410
	$114,084,319	$-	$-		$114,084,319

**	Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.

@	Security valued at fair value using significant unobservable inputs as determined in good faith by the Adviser, as the Fund’s Board of Trustees’ valuation designee. As of June 30, 2025, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^	As of June 30, 2025, certain information for the security, such as the strike price, is pending announcement by the issuer.

#	Rate shown is the 7-day yield as of June 30, 2025.

See Notes to Schedules of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$3,714,420	3.26%
China/Hong Kong	2,320,581	2.03
France	7,720,957	6.77
Germany	18,139,284	15.90
Italy	4,424,801	3.88
Japan	7,326,096	6.42
Netherlands	4,264,672	3.74
Sweden	5,636,112	4.94
Taiwan	5,184,356	4.54
United Kingdom	15,125,292	13.26
United States(1)	40,227,748	35.26
	$114,084,319	100.00%

(1) Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	42,935	$8,964,980	2.00%
General Electric Co. DBA GE Aerospace	76,954	19,807,190	4.42
Rolls-Royce Holdings PLC	2,114,160	28,079,762	6.27
Safran S.A.	40,461	13,149,687	2.93
		70,001,619	15.62
Apparel, Accessories & Luxury Goods
Hermes International	3,986	10,794,521	2.41

Application Software
Constellation Software, Inc.	3,261	11,957,279	2.67
SAP S.E. Spon. ADR	78,113	23,754,163	5.30
Synopsys, Inc.*	24,404	12,511,443	2.79
		48,222,885	10.76
Automobile Manufacturers
Ferrari N.V.	26,043	12,780,342	2.85

Automotive Retail
O’Reilly Automotive, Inc.*	84,570	7,622,294	1.70

Broadline Retail
Amazon.com, Inc.*	82,846	18,175,584	4.06

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	13,046	12,914,757	2.88

Diversified Banks
JPMorgan Chase & Company	43,759	12,686,172	2.83

Heavy Electrical Equipment
GE Vernova, Inc.	34,915	18,475,272	4.13
Siemens Energy A.G.*	196,392	22,685,209	5.06
Siemens Energy A.G. ADR*	12,398	1,436,432	0.32
		42,596,913	9.51
Integrated Telecommunication Services
Deutsche Telekom A.G.	280,964	10,249,885	2.29

Interactive Home Entertainment
Nintendo Co., Ltd. ADR	408,959	9,823,195	2.19

	Number of Shares	Value	Percent of Net Assets
Interactive Media & Services
Meta Platforms, Inc. - Cl. A	33,816	$24,959,251	5.57%
Tencent Holdings Ltd. ADR	141,471	9,124,880	2.04
		34,084,131	7.61
Managed Health Care
UnitedHealth Group, Inc.	22,417	6,993,432	1.56

Movies & Entertainment
Netflix, Inc.*	16,875	22,597,819	5.05
Spotify Technology S.A.*	32,357	24,828,820	5.54
		47,426,639	10.59
Property & Casualty Insurance
The Progressive Corp.	17,896	4,775,727	1.07

Restaurants
Chipotle Mexican Grill, Inc.*	152,561	8,566,300	1.91

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	17,601	14,105,265	3.15

Semiconductors
NVIDIA Corp.	93,794	14,818,514	3.31
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	100,423	22,744,805	5.07
		37,563,319	8.38
Systems Software
Microsoft Corp.	34,362	17,092,002	3.82

TOTAL COMMON STOCKS
(Cost $229,449,328)		426,474,982	95.19

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 4.20%#	21,563,862	21,563,862	4.82

TOTAL SHORT-TERM INVESTMENTS
(Cost $21,563,862)		21,563,862	4.82

TOTAL INVESTMENTS
(Cost $251,013,190)		448,038,844	100.01

Liabilities, Less Cash and Other Assets		(27,130)	(0.01)

NET ASSETS		$448,011,714	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of June 30, 2025.

See Notes to Schedules of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$11,957,279	2.67%
China/Hong Kong	9,124,880	2.04
France	32,909,188	7.34
Germany	58,125,689	12.97
Italy	12,780,342	2.85
Japan	9,823,195	2.19
Netherlands	14,105,265	3.15
Sweden	24,828,820	5.54
Taiwan	22,744,805	5.08
United Kingdom	28,079,762	6.27
United States(1)	223,559,619	49.90
	$448,038,844	100.00%

(1) Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined, in accordance with the Funds’ policies and procedures, in good faith by the Adviser, subject to the Board’s general supervision of the Adviser as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act). The Funds’ policies and procedures, including those wherein the Adviser has been approved as the Board’s valuation designee, have been duly approved by the Board. When a security has been “fair valued,” consideration is given to facts and circumstances relevant to the particular situation, including a review of the various factors set forth in the Funds’ policies and procedures. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

●      Level 1 – unadjusted quoted prices in active markets for identical investments

●      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

●      Level 3 – significant unobservable inputs (including the Funds’ assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. As of June 30, 2025, the fair values of each Fund’s investments according to the valuation inputs utilized are reflected in the “Summary of Fair Value Measurements” on the Fund’s Schedule of Investments. The Funds did not hold a significant amount of Level 3 securities as of June 30, 2025.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2021-2025 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

			Midcap	International
	Focus	Growth	Growth Focus	Opportunities	Global
	Fund	Fund	Fund	Fund	Fund
Cost of Investments	$484,082,009	$208,887,880	$285,560,512	$77,346,879	$251,024,884

Gross Unrealized Appreciation	$602,255,747	$221,200,181	$216,590,550	$36,784,792	$197,664,594
Gross Unrealized Depreciation	(1,753,044)	(293,263)	(553,791)	(47,352)	(650,634)

Net Unrealized Appreciation on Investments	$600,502,703	$220,906,918	$216,036,759	$36,737,440	$197,013,960

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.